SUPPLEMENT DATED AUGUST 1, 2008

TO

PROSPECTUS DATED MAY 1, 2008

FOR

SUN PRIME VARIABLE UNIVERSAL LIFE INSURANCE

ISSUED BY SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK

SUN LIFE (N.Y.) VARIABLE ACCOUNT D

Effective August 1, 2008, SCSM Blue Chip Mid Cap Fund changed its name to SCSM WMC Blue Chip Mid Cap Fund.

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.